Note 5 - CMBS Trusts (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Recognized Trusts Assets and Liabilities [Table Text Block]
Trust's Assets	September 30, 2020
Mortgage loans held in variable interest entities, at fair value	$5,094,579
Accrued interest receivable	917

Trust's Liabilities
Bonds payable held in variable interest entities, at fair value	(4,825,943)
Accrued interest payable	(674)

Schedule of Change in Net Assets Related to Consolidated CMBS Variable Interest Entities [Table Text Block]
	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2020
Net interest earned	$5,017	$10,024
Unrealized loss	3,903	(11,231)
Change in net assets related to consolidated CMBS variable interest entities	$8,920	$(1,207)

Impaired Financing Receivables [Table Text Block]
Geography	September 30, 2020
Florida	16.59%
Texas	15.13%
Arizona	11.96%
California	8.14%
Georgia	7.81%
Washington	5.79%
Nevada	4.55%
New Jersey	3.69%
New York	2.98%
Pennsylvania	2.94%
Indiana	2.16%
Colorado	2.02%
Virginia	1.90%
Ohio	1.80%
North Carolina	1.77%
Tennessee	1.29%
Utah	1.19%
Maryland	1.18%
Missouri	1.07%
South Carolina	0.96%
Louisiana	0.88%
Oklahoma	0.75%
Oregon	0.73%
Dist. of Columbia	0.48%
Kansas	0.47%
Illinois	0.31%
Iowa	0.30%
Kentucky	0.26%
Alabama	0.24%
Connecticut	0.15%
Minnesota	0.14%
Mississippi	0.14%
Wyoming	0.10%
Nebraska	0.08%
Wisconsin	0.06%
100.00%
Collateral Property Type	September 30, 2020
Multifamily	98.32%
Manufactured Housing	1.68%
100.00%